Acquisition and Disposal of Businesses - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended
	Oct. 01, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Yanfolila USD ($)	Aug. 19, 2014 Chucupaca Canteras Del Hallazgo USD ($)	Jul. 02, 2014 Hummingbird Yanfolila USD ($)	Jul. 02, 2014 Hummingbird Yanfolila USD ($)	Jul. 02, 2014 Hummingbird Mali Yanfolila	Aug. 19, 2014 Compania De Minas Buenaventura S.A.A. Chucupaca Canteras Del Hallazgo	Aug. 19, 2014 Compania De Minas Buenaventura S.A.A. Chucupaca Canteras Del Hallazgo	Oct. 01, 2013 Yilgarn South USD ($)	Dec. 31, 2013 Yilgarn South USD ($)	Dec. 31, 2014 Yilgarn South USD ($)	Dec. 31, 2013 Yilgarn South USD ($)	Dec. 31, 2012 Yilgarn South USD ($)	Oct. 01, 2013 Yilgarn South USD ($)	Oct. 01, 2013 Yilgarn South ZAR	Oct. 01, 2013 Yilgarn South ADR's	Feb. 18, 2013 Sibanye Gold [Member]
Significant Acquisitions and Disposals [Line Items]
Description of spin-off Distribution ratio																				The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields' register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act.
Total net consideration	$ 262.3											$ 262.3
Business acquisition common shares issuable	28,700,000											28,700,000
Business acquisition cash paid	135.0											135.0		0	135.0	0
Business acquisition deposit paid																	30.0
Volume-weighted average price trading time horizon on NYSE																			5 days
Business combination reason for business combination														Taking control of the acquired mines enabled the Group to increase its production profile in Australia and to obtain cost efficiencies through the integration of the Lawlers and the existing Agnew gold mines.
Contributed revenue													151.3
Loss after tax													4.1
Transaction costs																	27.4
Acquisition agreement date														Oct. 01, 2013
Shares issued price per share																		44.8
Percentage of sale interest project					85.00%				85.00%	51.00%
Equity acquisition, amount					21.1			21.1
Equity acquisition, shares							21,258,503
Profit on disposal of investments and subsidiaries		78.0	17.8	27.6		72.8	5.1
Equity ownership percentage											49.00%
Equity sale price						$ 81.0
Percentage of smelter royalty receivable on future sales						1.50%